CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF (LOSS) INCOME - 10-K - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Patient and resident service revenue	$ 981,398		$ 760,424		$ 1,915,696	$ 1,468,250	$ 3,110,114	$ 2,399,155	$ 1,135,909
Additional funding	0		0		0	375	375	21,482	28,563
Other revenues	448		240		871	481	1,003	1,357	2,091
Total Revenue	981,846		760,664		1,916,567	1,469,106	3,111,492	2,421,994	1,166,563
Operating Expenses
Cost of services	762,147		590,815		1,498,139	1,129,587	2,447,713	1,861,314	901,095
Rent - cost of services	65,833		51,456		129,794	96,560	216,711	160,003	78,122
General and administrative expense	144,380		62,695		191,286	122,137	213,664	149,006	96,834
Depreciation and amortization	8,776		6,159		16,678	11,988	25,632	22,311	7,153
Total Operating Expenses	981,136		711,125		1,835,897	1,360,272	2,903,720	2,192,634	1,083,204
Operating Income	710		49,539		80,670	108,834	207,772	229,360	83,359
Other (Expense) Income
Interest expense	(9,187)		(15,306)		(24,578)	(25,942)	(49,919)	(25,538)	(5,278)
Other expense, net	(3,905)		(2,643)		(3,465)	(2,203)	(536)	3,223	3,345
Total Other Expense, net	(13,092)		(17,949)		(19,997)	(28,145)	(50,455)	(22,315)	(1,933)
(Loss) income before provision for income taxes	(12,382)		31,590		60,673	80,689	157,317	207,045	81,426
Benefit (provision) for income taxes	1,474		(10,370)		(22,441)	(21,871)	(44,435)	(56,549)	(33,479)
Net (Loss) Income	(10,908)		21,220		38,232	58,818	112,882	150,496	47,947
Net income attributable to noncontrolling interest	2	$ 2	2	$ 1	4	3	8	0	0
Net (loss) income attributable to PACS Group, Inc.	$ (10,910)	$ 49,138	$ 21,218	$ 37,597	$ 38,228	$ 58,815	$ 112,874	$ 150,496	$ 47,947
Net (loss) income per share attributable to PACS Group, Inc.
Basic (in us dollars per share)	$ (0.07)		$ 0.16		$ 0.27	$ 0.46	$ 0.88	$ 1.17	$ 0.37
Diluted (in us dollars per share)	$ (0.07)		$ 0.16		$ 0.27	$ 0.46	$ 0.88	$ 1.17	$ 0.37
Weighted-average common shares outstanding
Basic (in shares)	149,463,655		128,723,386		139,093,520	128,723,386	128,723,386	128,723,386	128,723,386
Diluted (in shares)	149,463,655		128,723,386		139,684,618	128,723,386	128,723,386	128,723,386	128,723,386